Lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease

10.	Lease

The Company’s operating leases mainly related to plants and buildings, some of which include options to extend the leases that have not been included in the calculation of the Company’s lease liabilities and right-of-use assets. The Company recognizes rent on a straight-line basis over the expected term of the lease, which includes rent holiday and scheduled rent increase. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term.

As of December 31, 2020, there was no finance leases entered into by the Company.

As of December 31, 2020, the weighted average remaining lease term was 10.8 years and weighted average discount rate was 4.9% for the Group’s operating leases. Operating lease cost excluding cost of short-term lease for the year ended December 31, 2020 was $6,075. Short-term lease cost for the year ended December 31, 2020 was $784 (2019 - $487, 2018 - $948). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2020	2019
Cash payments for operating leases	$856	$807
Right-of-use asset obtained in exchange for operating lease liabilities	71,824	135

Future lease payments under operating leases as of December 31, 2020 were as follows:

2021	$7,700
2022	10,621
2023	10,745
2024	10,891
2025	11,016
Thereafter	63,430
Total future lease payments	114,403
Less: Imputed interest	25,398
Total lease liability balance	$89,005

Minimum future rental payments under short-term lease for the year ending December 31, 2020 was $10.

As of December 31, 2020, additional operating leases that have not yet commenced were immaterial.